Discontinued Operations	12 Months Ended
Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations, [Text Block]
Discontinued Operations

North American Coatings and Composite Resins Business
In 2011, the Company sold its North American coatings and composite resins business (the “CCR Business”) to PCCR USA, Inc., a subsidiary of Investindustrial, a European investment group. For the year ended December 31, 2011, the CCR Business had net sales of $114 and pre-tax loss of $3. The CCR Business is reported as a discontinued operation for all periods presented.
Global Inks and Adhesive Resins Business
In 2011, the Company sold its global inks and adhesive resins business (the “IAR Business”) to Harima Chemicals Inc. For the year ended December 31, 2011, the IAR Business had net sales of $31 and pretax income of $6. The IAR Business is reported as a discontinued operation for all periods presented.